Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Stated at Cost Less Accumulated Depreciation

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Mechanical equipment	$6,862,258	$6,250,038
Leasehold improvements	377,243	303,418
Electronic equipment	89,280	76,359
Vehicles	376,174	350,738
Subtotal	7,704,955	6,980,553
Less: accumulated depreciation	(2,554,723)	(2,085,074)
Property and equipment, net	$5,150,232	$4,895,479